Acquisitions/Dispositions	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Disclosure Text Block Supplement [Abstract]
Acquisitions/Dispositions

3. Acquisitions/Dispositions

ENG Mobile Systems Acquisition

On December 24, 2015, the Company acquired all of the outstanding common stock of E-N-G Mobile Systems, Inc. (“ENG”) from its sole shareholder (the “Seller”). Pursuant to the Purchase Agreement, as consideration at the time of closing of the Acquisition, PositiveID paid the Seller $750,000 in cash and issued a convertible secured promissory note to the Seller in the amount of $150,000. The Company has also entered into a two-year consulting agreement with the Seller. The consulting agreement was determined not to represent additional purchase price.

Additional earn-out payments may be earned by ENG. Each Earn-Out Payment, if any, will be calculated at 5% of the revenue actually recognized and realized from each of the contracts and purchase orders identified, with an earn-out value indicated for each on the signed backlog schedule (the “Signed Backlog Schedule”) subsequent to Closing. For purposes of determining whether any earn-out payments will be made and the amount of such payment, the term Signed Backlog Schedule means those signed contracts and purchase orders in effect as of the date of Closing but under which the product is yet to be delivered and all or a portion of the revenue is yet to be recognized as of Closing. The earn-out payments will be paid in cash within five business days following the date the Company recognizes the revenue (including deposits held) and receives full payment from the applicable contract or purchase order on the Signed Backlog Schedule. The Earn-Out Payments are subject to adjustment finalization of the purchase accounting. The Company recorded a contingent earn-out liability of approximately $123,000, as a current liability, as reflected in the consolidated balance sheet as of December 31, 2015. During the six months ended June 30, 2016, the Company paid the seller of ENG earn-out consideration of $17,924, and on July 29, 2016 the Company and the seller of ENG agreed to finalize the net asset balance and Earn Out Payment with a final payment of $21,131. As a result, the Company recorded an additional expense of $27,300 as of June 30, 2016.

The estimated purchase price of the acquisition totaled $912,000, comprised of $750,000 in cash, a convertible seller note of $150,000 (“ENG Note”), the fair value of the contingent consideration estimated at approximately $123,000 net of an estimated recovery based on the closing net worth of ENG, estimated at $111,000, as of December 31, 2015. The fair value of the contingent consideration was estimated based upon the present value of the expected future payouts of the contingent consideration and was subject to change upon the finalization of the purchase accounting which occurred during the three months ended June 30, 2016 as stated in the prior paragraph.

The Company acquired ENG for a number of reasons including the experience of its workforce, the quality and long history of its product offerings, its prospects for sales and profit growth, and the Company’s ability to leverage its business relationships to create new growth opportunities.

In connection with the issuance of the ENG Note, the Company computed a premium of $50,000 as the note is considered a stock settled debt under ASC 480, all of which was amortized immediately as a non-cash expense charged to interest expense (see Note 4). The principal amount and premium are included in short-term convertible debt in the accompanying unaudited balance sheet.

Thermomedics Acquisition

On December 4, 2015, the Company entered into several agreements related to its acquisition of all of the outstanding common stock of Thermomedics, Inc. (“Thermomedics”). One of those agreements was a Management Services and Control Agreement, dated December 4, 2015 (the “Control Agreement”), between the Company, Thermomedics, and Sanomedics, Inc. (“Sanomedics”), whereby PositiveID was appointed the manager of Thermomedics. In a separate agreement the Company entered into a First Amendment to the Stock Purchase Agreement (the “Amendment”) with Sanomedics. The original Stock Purchase Agreement (“Purchase Agreement”) was entered into on October 21, 2015, and defines the agreed upon terms of the Company’s acquisition of all of the common stock of Thermomedics from Sanomedics. As a result of the Company assuming control of Thermomedics on December 4, 2015, it determined, pursuant to ASC 805-10-25-6, that December 4, 2015 was the acquisition date of Thermomedics for accounting purposes.

In connection with the acquisition, additional earn-out payments of up to $750,000 for each of the fiscal years ending December 31, 2016 and 2017 may be earned by the Thermomedics if certain revenue thresholds are met as described in the Purchase Agreement. Such earn-out payments, if any, will consist of 25% in cash, up to $187,000 and 75% and in shares of preferred stock of the Company, up to 563 shares of Preferred Stock, for each of the fiscal years ending December 31, 2016 and 2017, respectively. The Company has recorded a contingent earn-out liability of $184,000, as a non-current liability, as reflected in the consolidated balance sheet as of June 30, 2016 and December 31, 2015.

The estimated purchase price of the acquisition totaled $484,000, comprised of $175,000 in cash, Series J preferred stock consideration of $125,000, and the fair value of the contingent consideration estimated at approximately $184,000. The fair value of the contingent consideration was estimated based upon the present value of the expected future payouts of the contingent consideration and is subject to change upon the finalization of the purchase accounting.

On December 4, 2015, the Board of Directors authorized and on December 7, 2015, the Company filed with the State of Delaware, a Certificate of Designations of Preferences, Rights and Limitations of Series J Preferred Stock. The Series J Preferred Stock ranks; (a) senior with respect to dividends and right of liquidation with the Company’s common stock (b) pari passu with respect to dividends and right of liquidation with the Company’s Series I Convertible Preferred Stock; and (c) junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company. Without the prior written consent of Holders holding a majority of the outstanding shares of Series J Preferred Stock, the Company may not issue any Preferred Stock that is senior to the Series J Preferred Stock in right of dividends and liquidation. At any time after the date of the issuance of shares of Series J Preferred Stock, the Corporation will have the right, at the Corporation’s option, to redeem all or any portion of the shares of Series J Preferred Stock at a price per share equal to 100% of the $1,000 per share stated value of the shares being redeemed. Series J Preferred Stock is not entitled to dividends, interest and voting rights. The Series J Preferred Stock is convertible into the Company’s common stock, at stated value, at a conversion price equal to 100% of the arithmetic average of the VWAP of the common stock for the fifteen trading days prior to the six-month anniversary of the Issuance Date.

The Company acquired Thermomedics for a number of reasons including the quality of its Caregiver® product, its prospects for sales and profit growth, its management team strengths in sales and marketing FDA cleared medical devices, and their regulatory experience.

The Company is in the process of coordinating the final closing of the Thermomedics transaction with Sanomedics. Sanomedics is currently a dormant company, which is delaying the process. The Company believes it will be able to complete the final closing during the third quarter of 2016.

Under the acquisition method of accounting, the estimated purchase price of the acquisitions was allocated to net tangible and identifiable intangible assets and liabilities of Thermomedics and ENG assumed based on their estimated fair values. The estimated fair values of certain assets and liabilities have been estimated by management and are subject to change upon the finalization of the fair value assessments.

	Thermomedics	ENG
Assets acquired:
Net tangible assets	$35	$2,584
Customer contracts and relationships	240	238
Other assets	12	7
Patents and other intellectual property	178	-
Goodwill	108	200
	573	3,029
Liabilities acquired:
Current liabilities	(89)	(2,116)
Long term debt	-	(1)
Total estimated purchase price	$484	$912

The Company has recorded a contingent earn-out liability for Thermomedics and ENG in aggregate total of $193,000, as of June 30, 2016.

Contingent Earn-Out Liability (In thousands):
Balance of contingent earn-out liability as of December 31, 2015	$307
Payment during the six months ended June 30, 2016	(30)
Change in FV of liability during the six months ended June 30, 2016	(88)
Balance of contingent earn-out liability as of June 30, 2016	$193

The following supplemental unaudited pro forma information assumes that these acquisitions had occurred as of January 1, for the six months ended June 30, 2015 (in thousands except per share data):

For Six Months Ended June 30, 2015
(unaudited)
Revenue	$2,890
Net loss	$(6,470)
Loss per common share – basic and diluted	$(0.00)

The unaudited pro forma financial information is not necessarily indicative of the results that would have occurred if these acquisitions had occurred on the dates indicated or that may result in the future.

Sale and License of VeriChip and GlucoChip Businesses

In a series of transactions between 2012 and 2014 PositiveID first licensed and subsequently sold all of the intellectual property related to its VeriChip and GlucoChip implantable microchip business to VeriTeQ Corporation, a business run by a former related party (CEO of the Company through 2011). The final agreement in the series was the GlucoChip Agreement, dated October 20, 2014. Between 2014 and 2015 the Company also advanced funds to VeriTeQ pursuant to the GlucoChip Agreement. As a result of these agreements, we hold a warrant and convertible notes in VeriTeQ as described below.

The Company holds a five-year warrant dated November 13, 2013, with original terms entitling the Company to purchase 300,000 shares of VeriTeQ common stock at a price of $2.84. Pursuant to the terms of the warrant, in particular the full quantity and pricing reset provisions, the warrant had an original dollar value of $852,000 and can be exercised using a cashless exercise feature. As of June 30, 2016 and December 31, 2015, the warrant had remaining dollar value of $728,827. As of June 30, 2016 the Company had outstanding convertible notes receivable from VeriTeQ of $781,635 which includes default principal and interest. Pursuant to the warrant the Company realized $319,000 of other income during the six months ended June 30, 2015.

On October 19, 2015, VeriTeQ received a default notice from its senior lender demanding repayment of approximately $2.1 million of indebtedness, secured by substantially all of VeriTeQ’s assets, which VeriTeQ was unable to repay. VeriTeQ also received a Notice of Disposition of Collateral advising the Company that the senior lender, acting as collateral agent, intended to sell the assets at auction, which it did on November 4, 2015. VeriTeQ has ceased its business operations related to implantable medical device identification. On November 25, 2015, VeriTeQ entered into a Stock Purchase Agreement with an unaffiliated company whereby VeriTeQ agreed to acquire all of the issued and outstanding membership interests of that company. During the six months ended June 30, 2016 the Company did not have an opportunity to sell any of its holdings in VeriTeQ. On May 6, 2016 VeriTeQ completed the closing pursuant to the November 25, 2015 Stock Purchase agreement.

As VeriTeQ is an early stage company, not yet fully capitalized, the Company plans to continue to fully reserve all note receivable and warrant balances. If and when proceeds are realized in the future, gains will be recognized.

4. Acquisitions/Dispositions

Microfluidic Acquisition

On May 23, 2011, the Company acquired all of the outstanding capital stock of MFS in a transaction accounted for using the purchase method of accounting (the “Acquisition”). Since MFS’s inception, its key personnel have had an important role in developing technologies to automate the process of biological pathogen detection. MFS’s substantial portfolio of intellectual property related to sample preparation and rapid medical testing applications is complementary to the Company’s portfolio of virus detection and diabetes management products in development.

In connection with the Acquisition, the Company was also required to make certain earn-out payments, which as of January 1, 2014 could total up to a maximum of $2,000,000 payable in shares of the Company’s common stock, upon certain conditions being achieved in 2014 (the “Earn-Out Payment”). There was also opportunity for the MFS sellers to achieve Earn-Out Payments in 2011 through 2013. Targets were not met in any of the years 2011 - 2014. The earn-out for 2014 was based on MFS achieving certain earnings targets for the respective year, subject to a maximum Earn-Out Payment of $2,000,000. Additionally, approximately two-thirds of the earn-out is capped at $8.00 per share. Further, the Company is prohibited from making any Earn-Out Payment until stockholder approval is obtained if the aggregate number of shares to be issued exceeds 19.99% of the Company’s common stock outstanding immediately prior to the closing. In the event the Company is unable to obtain any required stockholder approval, the Company is obligated to pay the applicable Earn-Out Payment in cash to the sellers. The earn-out period expired in 2014 and no monies are owed as of December 31, 2015.

The original estimated purchase price of the Acquisition included the contingent earn-out consideration of approximately $750,000. The fair value of the contingent consideration at each balance sheet date was estimated based upon the present value of the probability-weighted expected future payouts under the earn-out arrangement. On October 31, 2011, the Company entered into an agreement with two of the selling MFS shareholders pursuant to which the two individuals waived their right to any earn-out compensation for 2011 in settlement of the closing working capital adjustment provisions of the purchase agreement. The two individuals, who had a combined ownership interest in MFS of 68% also agreed to receive any future earn-out consideration at a price of no lower than $8 per share.

(In thousands)
Contingent Earn-Out Liability:
Balance of contingent earn-out liability as of January 1, 2014	$514
Change in liability during 2014	(514)
Balance of contingent earn-out liability as of December 31, 2014	-

Themomedics Acquisition

On December 4, 2015, the Company entered into several agreements related to its acquisition of all of the outstanding common stock of Thermomedics, Inc. (“Thermomedics”). One of those agreements was a Management Services and Control Agreement, dated December 4, 2015 (the “Control Agreement”), between the Company, Thermomedics, and Sanomedics, Inc. (“Sanomedics”), whereby PositiveID was appointed the manager of Thermomedics. In a separate agreement the Company entered into a First Amendment to the Stock Purchase Agreement (the “Amendment”) with Sanomedics. The original Stock Purchase Agreement (“Purchase Agreement”) was entered into on October 21, 2015, and defines the agreed upon terms of the Company’s acquisition of all of the common stock of Thermomedics from Sanomedics. As a result of the Company assuming control of Thermomedics on December 4, 2015, it determined, pursuant to ASC 805-10-25-6, that December 4, 2015 was the acquisition date of Thermomedics for accounting purposes.

In connection with the acquisition, additional earn-out payments of up to $750,000 for each of the fiscal years ending December 31, 2016 and 2017 may be earned by the Thermomedics if certain revenue thresholds are met as described in the Purchase Agreement. Such earn-out payments, if any, will consist of 25% in cash, up to $187,000 and 75% and in shares of preferred stock of the Company, up to 563 shares of Preferred Stock, for each of the fiscal years ending December 31, 2016 and 2017, respectively. The Company has recorded a contingent earn-out liability of $184,000, as a non-current liability, as reflected in the consolidated balance sheet as of December 31, 2015.

The estimated purchase price of the acquisition totaled $484,000, comprised of $175,000 in cash, Series J preferred stock consideration of $125,000, and the fair value of the contingent consideration estimated at approximately $184,000. The fair value of the contingent consideration was estimated based upon the present value of the expected future payouts of the contingent consideration and is subject to change upon the finalization of the purchase accounting.

On December 4, 2015, the Board of Directors authorized and on December 7, 2015, the Company filed with the State of Delaware, a Certificate of Designations of Preferences, Rights and Limitations of Series J Preferred Stock. The Series J Preferred Stock ranks; (a) senior with respect to dividends and right of liquidation with the Company’s common stock (b) pari passu with respect to dividends and right of liquidation with the Company’s Series I Convertible Preferred Stock; and (c) junior with respect to dividends and right of liquidation to all existing and future indebtedness of the Company. Without the prior written consent of Holders holding a majority of the outstanding shares of Series J Preferred Stock, the Company may not issue any Preferred Stock that is senior to the Series J Preferred Stock in right of dividends and liquidation. At any time after the date of the issuance of shares of Series J Preferred Stock, the Corporation will have the right, at the Corporation’s option, to redeem all or any portion of the shares of Series J Preferred Stock at a price per share equal to 100% of the $1,000 per share stated value of the shares being redeemed. Series J Preferred Stock is not entitled to dividends, interest and voting rights. The Series J Preferred Stock is convertible into the Company’s common stock, at stated value, at a conversion price equal to 100% of the arithmetic average of the VWAP of the common stock for the fifteen trading days prior to the six month anniversary of the Issuance Date.

 The Company acquired Thermomedics for a number of reasons including the quality of its Caregiver product, its prospects for sales and profit growth, its management team strengths in sales and marketing FDA cleared medical devices, and their regulatory experience.

ENG Mobile Systems Acquisition

On December 24, 2015, the Company acquired all of the outstanding common stock of E-N-G Mobile Systems, Inc. (“ENG”) from its sole shareholder (the “Seller”). Pursuant to the Purchase Agreement, as consideration at the time of closing of the Acquisition, PositiveID paid the Seller $750,000 in cash and issued a convertible secured promissory note to the Seller in the amount of $150,000. The Company has also entered into a two year consulting agreement with the Seller. The consulting agreement was determined not to represent additional purchase price.

Additional earn-out payments may be earned by ENG. Each Earn-Out Payment, if any, will be calculated at 5% of the revenue actually recognized and realized from each of the contracts and purchase orders identified, with an earn-out value indicated for each on the signed backlog schedule (the “Signed Backlog Schedule”) subsequent to Closing. For purposes of determining whether any earn-out payments will be made and the amount of such payment, the term Signed Backlog Schedule means those signed contracts and purchase orders in effect as of the date of Closing but under which the product is yet to be delivered and all or a portion of the revenue is yet to be recognized as of Closing. The earn-out payments will be paid in cash within five business days following the date the Company recognizes the revenue (including deposits held) and receives full payment from the applicable contract or purchase order on the Signed Backlog Schedule. Earn-out payments will be made (i) prior to January 1, 2016, or (ii) later than March 15, 2017. The Earn-Out Payments shall be subject to adjustment finalization of the purchase accounting. The Company has recorded a contingent earn-out liability of $123,000, as a current liability, as reflected in the consolidated balance sheet as of December 31, 2015.

The estimated purchase price of the acquisition totaled $912,000, comprised of $750,000 in cash, a convertible seller note of $150,000 (“ENG Note”), the fair value of the contingent consideration estimated at approximately $123,000 net of an estimated recovery based on the closing net worth of ENG, estimated at $111,000. The fair value of the contingent consideration was estimated based upon the present value of the expected future payouts of the contingent consideration and is subject to change upon the finalization of the purchase accounting.

 The Company acquired ENG for a number of reasons including the experience of its workforce, the quality and long history of its product offerings, its prospects for sales and profit growth, and the Company’s ability to leverage its business relationships to create new growth opportunities.

In connection with the issuance of the ENG Note, the Company computed a premium of $50,000 as the note is considered a stock settled debt under ASC 480, all of which was amortized immediately as a non-cash expense charged to interest expense.

Under the acquisition method of accounting, the estimated purchase price of the acquisitions was allocated to net tangible and identifiable intangible assets and liabilities of Thermomedics and ENG assumed based on their estimated fair values. The estimated fair values of certain assets and liabilities have been estimated by management and are subject to change upon the finalization of the fair value assessments.

	Themomedics	ENG
Assets acquired:
Net tangible assets	$35	$2,584
Customer contracts and relationships	240	238
Other assets	12	7
Patents and other intellectual property	178	-
Goodwill	108	200
	573	3,029
Liabilities acquired:
Current liabilities	(89)	(2,116)
Long term debt	-	(1)
Total estimated purchase price	$484	$912

The Company has recorded a contingent earn-out liability for Thermomedics and ENG in aggregate total of $307,000, as of December 31, 2015.

(In thousands)
Contingent Earn-Out Liability:
Balance of contingent earn-out liability as of December 31, 2014	$-
Change in liability during year ended December 31, 2015	307
Balance of contingent earn-out liability as of December 31, 2015	$307

The results of operations of Thermomedics and ENG are included in the Company’s consolidated statement of operations from the date of the acquisition of December 4, 2015 and December 24, 2015, respectively, including approximately $120,000 of net loss and $30,000 of net income, respectively. The following supplemental unaudited pro forma information assumes that these acquisitions had occurred as of January 1 for each period presented (in thousands except per share data):

	Year Ended December 31,
	2015	2014
	(unaudited)	(unaudited)
Revenue	$8,323	$4,124
Net loss	$(12,043)	$(7,561)
Loss per common share – basic and diluted	$(0.04)	$(0.08)

The pro forma financial information is not necessarily indicative of the results that would have occurred if these acquisitions had occurred on the dates indicated or that may result in the future.

Sale of VeriChip Business to Former Related Party

In a series of transactions between 2012 and 2014 PositiveID first licensed and subsequently sold all of the intellectual property related to its VeriChip implantable microchip business to VeriTeQ Corporation, a business run by a former related party (CEO of the Company through 2011). The final agreement in the series was the GlucoChip Agreement, dated October 20, 2014.

Pursuant to the VeriTeQ agreements, the Company holds a Note that was received as payment for shared services payments that the Company made on behalf of VeriTeQ during 2011 and 2012 which Note had an original value of $222,115. The note has been fully reserved in all periods presented. The Company also holds a five year warrant dated November 13, 2013, with original terms entitling the Company to purchase 300,000 shares of VeriTeQ common stock at a price of $2.84. Pursuant to the terms of the warrant, in particular the full quantity and pricing reset provisions, the warrant had an original dollar value of $852,000 and can be exercised using a cashless exercise feature.

Pursuant to the GlucoChip Agreement, the Company transferred the intellectual property related to its GlucoChip development and agreed to provide financial support to VeriTeQ, for a period of up to two years, in the form of convertible promissory notes. The Company funded VeriTeQ $60,000 in 2014 and $140,000 less a $5,000 OID, as of the year ended December 31, 2015, VeriTeQ issued the Company Convertible Promissory Notes in total principal amount of $200,000. These notes have been fully reserved in all periods presented. The notes bear interest at the rate of 10% per annum; are due and payable twelve months from the effective date of the notes; and may be converted by the Company at any time after 190 days of the date of closing into shares of VeriTeQ common stock at a conversion price equal to a 40% discount of the average of the three lowest daily trading prices (as set forth in the notes) calculated at the time of conversion. The notes also contains certain representations, warranties, covenants and events of default, and increases in the amount of the principal and interest rates in the event of such defaults. Pursuant to the GlucoChip Agreement, the Company agreed to provide VeriTeQ with continuing financial support through issuance of additional convertible promissory notes with similar terms and conditions as the original note up to an additional amount of $205,000. The continuing financial support is not required to be more frequent than every 100 days and may not be in excess of $50,000 in any individual note. As of December 31, 2015 the Company had issued Notes with a principal value of $200,000 under the GlucoChip Agreement. As VeriTeQ is in default of its agreements with the Company, there is no intention to provide any additional notes until such time as all defaults are cured.

As of December 31, 2015 the Company had outstanding convertible notes receivable from VeriTeQ of $465,388 which includes $43,273 of accrued interest receivable and $5,000 OID.

Pursuant to the cashless exercise feature of the VeriTeQ warrant, the Company realized $335,600 of other income during the year ended December 31, 2015. Proceeds from the cashless exercise of the VeriTeQ warrant was measured at fair value at the time of the sale and reported as other income. As VeriTeQ is an early stage company, not yet fully capitalized, the Company plans to continue to fully reserve all note receivable and warrant balances. If and when proceeds are realized in the future, gains will be recognized.

On October 19, 2015, VeriTeQ received a default notice from its senior lender demanding repayment of approximately $2.1 million of indebtedness, secured by substantially all of VeriTeQ’s assets, which VeriTeQ was unable to repay. VeriTeQ also received a Notice of Disposition of Collateral advising the Company that the senior lender, acting as collateral agent, intended to sell the assets at auction, which it did on November 4, 2015. VeriTeQ has ceased its business operations related to implantable medical device identification. On November 25, 2015, VeriTeQ entered into a Stock Purchase Agreement with an unaffiliated company whereby VeriTeQ agreed to acquire all of the issued and outstanding membership interests of that company. As of the date of this filing, VeriTeQ’s acquisition of has not closed.

License of iglucose

In February 15, 2013, the Company entered into an agreement the (“SGMC Agreement”) with SGMC, Easy Check, Easy-Check Medical Diagnostic Technologies Ltd., an Israeli company, and Benjamin Atkin, an individual (“Atkin”), pursuant to which the Company licensed its iglucose ™ technology to SGMC for up to $2 million based on potential future revenues of glucose test strips sold by SGMC. These revenues will range between $0.0025 and $0.005 per strip. A person with diabetes who tests three times per day will use over 1,000 strips per year.

Pursuant to the SGMC Agreement, the Company granted SGMC an exclusive right and license to the intellectual property rights in the iglucose patent applications; a non-exclusive right and license to use and make a “white label” version of the iglucose websites; a non-exclusive right and license to use all documents relating to the iglucose 510(k) application to the Food and Drug Administration of the United States Government; and an exclusive right and license to the iglucose trademark. The Company has also agreed to transfer to SGMC all right, title, and interest in the www.iglucose.com and www.iglucose.net domain names.

In consideration for the rights and licenses discussed above, and the transfer of the domain names, SGMC shall pay to the Company the amount set forth below for each glucose test strip sold by SGMC and any sublicenses of SGMC for which results are posted by SGMC via its communications servers (the “Consideration”):

(i)	$0.0025 per strip sold until SGMC has paid aggregate Consideration of $1,000,000; and
(ii)	$0.005 per strip sold thereafter until SGMC has paid aggregate Consideration of $2,000,000; provided, however, that the aggregate Consideration payable by SGMC pursuant to the SGMC Agreement shall in no event exceed $2,000,000.

To date, no royalties have been realized from this agreement.